Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8—INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Customer relationships	$749,000	$749,000
Marketing related - tradename	1,368,000	1,368,000
Total intangible assets	2,117,000	2,117,000
Accumulated amortization	(735,063)	(238,156)
Intangible assets, net	$1,381,937	$1,878,844

In connection with the acquisition of Goedeker, the Company identified intangible assets of $2,117,000, representing trade names and customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 3.3 years. Amortization expense for the year ended December 31, 2020, the period April 6, 2019 to December 31, 2019 and the period January 1, 2019 to April 5, 2019 was $496,907, $238,156 and $-0-, respectively.

As of December 31, 2020, the estimated annual amortization expense for each of the next five years is as follows:

2021	$423,396
2022	423,396
2023	423,396
2024	111,749
Total	$1,381,937